Derivative Financial Instruments and Hedging (Credit Derivatives) (Detail) - Credit Default Swap - JPY (¥) ¥ in Millions		Mar. 31, 2024		Mar. 31, 2023	[3]
Credit Derivatives [Line Items]
Maximum potential amount of future payment under the credit derivative	[1]	¥ 1,000		¥ 1,000	[2]
Fair value of the credit derivative		¥ (4)	[1]	¥ (3)

[1]	Underlying reference company’s credit ratings are A1 or better rated by rating agencies as of March 31, 2024.
[2]	Futures and foreign exchange contracts in the above table include gains (losses) arising from futures and foreign exchange contracts held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for fiscal 2024 (see Note 23 “Income and Expenses Relating to Life Insurance Operations”).
[3]	Underlying reference company’s credit ratings are A1 or better rated by rating agencies as of March 31, 2023.